Fair Value Measurements - Summary Of Carrying Values And Fair Values Of The Company (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Mar. 31, 2022
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reduction Of Assets Under Master Netting Arrangements	$ 0.0	$ 88.1